SCHEDULE OF EXPECTED TAX (EXPENSE) BENEFIT BASED ON STATUTORY RATE WITH ACTUAL TAX EXPENSE BENEFIT (Details)	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
U.S. federal tax provision at statutory rate		21.00%		21.00%
State and local tax, net of federal benefit		(0.73%)		5.48%
Merger costs		(1.68%)		0.00%
Foreign rate differences		(0.02%)		(0.05%)
Research and development credits		3.09%		1.73%
Warrant Liability		1.14%		0.00%
Foreign taxes		(0.28%)		(0.19%)
Change in valuation allowance		1.52%		(22.82%)
Stock option expirations		(24.32%)		(5.33%)
Effective tax rate		(0.28%)		(0.19%)
Ayala Pharmaceuticals Inc [Member]
U.S. federal tax provision at statutory rate	21.00%		21.00%
State and local tax, net of federal benefit	4.01%		4.64%
Foreign rate differences	(0.09%)		(0.07%)
Change in valuation allowance	(34.39%)		(26.65%)
Effective tax rate	(1.97%)		(1.43%)
Non-deductible stock compensation	(1.43%)		(1.11%)
Section 951A GILTI	0.00%		(0.85%)
Effect of other permanent differences	(0.07%)		(0.07%)
Uncertain tax positions	(0.66%)		(0.52%)
Federal Tax Reform Rate Change	0.00%		0.00%
Tax Credits	6.01%
Provision to Return	3.95%
Other adjustments	(0.30%)		2.20%